United States
				Securities And Exchange Commission
					Washington, D.C. 20549

					Form 13F


				Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 31st December 2002

Check here if Amendment ( ); Amendment Number:_____

This Amendment(Check only one.):    		( ) is a restatement.
			             		( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

				Name:		Endeavour Capital Advisors, Inc.
				Address:	289 Greenwich Avenue
	 					2nd Floor
	 					Greenwich CT 06830

				Form 13F File Number:  28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: 			Pippa Grace
Title: 			CFO
Phone: 			203-618-0101
Signature, 		Place, 			and Date of Signing:
Pippa Grace 		Greenwich CT  		February 14, 2003

Report Type (Check only one.):
			(X)  13F HOLDINGS REPORT.
			( )  13F NOTICE.
			( )  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

				FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  		NONE
Form 13F Information Table Entry Total:  	29
Form 13F Information Table Value Total:  	111,267
					     (thousands)


List of Other Included Managers:


NONE

	FORM 13F INFORMATION TABLE

			       TITLE OF	         	VALUE	  	SHARES/  SH/ PUT/ INVSTMT   OTHER	    VOTING AUTHORITY
NAME OF ISSUER		        CLASS   CUSIP   	(X$1000)  	PRN AMT  PRN CALL DSCRETN  MANAGERS     SOLE     SHARED   NONE
------------------------------ -------  ------ 		--------- 	-------- --- ---- --- ---- ------- ------------ -------- --------
ALLIANCE CAPITAL MGMT LP	COMMON	01855A101	4,175		134,700  N	  SOLE			76,400
ASTORIA FINANCIAL CORP		OTC IS	046265104	3,084		113,600  N	  SOLE			113,600
ALLSTATE CORP			COMMON	020002101	4,971		134,400  N	  SOLE			76,400
BANK OF AMERICA CORPORATION	COMMON	060505104	1,141		16,400   N	  SOLE			9,100
BEAR STEARNS COMPANIES INC	COMMON	073902108	2,376		40,000   N	  SOLE			22,800
BAY VIEW CAPITAL CORP-DEL	COMMON	07262L101	  960		166,960  N	  SOLE			64,560
CITY NATIONAL CORP		COMMON	178566105	2,412		54,840   N	  SOLE			31,240
DOWNEY FINANCIAL CORP		COMMON	261018105	2,270		58,200   N	  SOLE			33,200
GREATER BAY BANCORP		OTC IS	391648102	1,449		83,800   N	  SOLE			48,200
GOLDEN WEST FINANCIAL CORP	COMMON	381317106	1,875		26,100   N	  SOLE			15,400
GREENPOINT FINANCIAL CORP	COMMON	395384100 	1,264		28,000   N	  SOLE			16,000
J P MORGAN CHASE & CO		COMMON	46625H100	3,455		144,000  N	  SOLE			82,400
KEYCORP NEW			COMMON	493267108	5,271		209,700  N	  SOLE			120,900
LEHMAN BROTHERS HOLDINGS I	COMMON	524908100	6,739		126,460  N	  SOLE			71,760
MORGAN STANLEY DEAN WITTER	COMMON	617446448	  671		16,800   N	  SOLE			16,800
NATIONAL CITY CORP		COMMON	635405103	5,298		193,900  N	  SOLE			112,000
NEW YORK COMMUNITY BANK CORP	OTC IS	649445103	14,878		515,140  N	  SOLE			496,140
BANC ONE CORP			COMMON	06423A103	1,879		51,420   N	  SOLE			29,220
PMI GROUP INC			COMMON	69344M101	8,258		274,900  N	  SOLE			155,900
PHOENIX COMPANIES INC		OTC IS	71902E109	3,824		503,200  N	  SOLE			286,200
PRUDENTIAL FINANCIAL INC	OTC IS	744320102	2,384		75,100   N	  SOLE			43,000
PLATINUM UNDERWRITERS HOLDINGS	COMMON	G7127P100	3,421		123,000  N	  SOLE			69,400
PROVIDIAN FINL CORP		COMMON	74406A102	1,272		196,000  N	  SOLE			111,300
EVEREST REINSURANCE HOLDINGS	COMMON	G3223R108	3,650		66,000   N	  SOLE			37,400
SCOTTISH ANNUNITY & LIFE	OTC IS	G7885T104	5,034		288,500  N	  SOLE			163,900
USB HOLDING CO INC		COMMON	902910108	2,359		133,300  N	  SOLE			133,300
WELLS FARGO & CO 		COMMON	949746101	2,906		62,000   N	  SOLE			35,400
WASHINGTON MUTUAL INC		COMMON	939322103	7,450		215,750  N	  SOLE			215,750
WILLIS GROUP HOLDINGS		OTC IS	G96655108	2,256		78,700   N	  SOLE			44,800
